DISCONTINUED OPERATIONS	6 Months Ended	12 Months Ended
	Dec. 25, 2021	Jun. 26, 2021
DISCONTINUED OPERATIONS

22.	DISCONTINUED OPERATIONS

New York

In February 2021, management entered into a plan to sell MedMen NY, Inc. wherein the Company entered into a definitive investment agreement to sell a controlling interest in MedMen NY, Inc. Consequently, assets and liabilities allocable to the operations within the state of New York were classified as a discontinued operation. The assets associated with the New York component were measured at the lower of the carrying amount or fair value less cost to sell. All profit or loss relating to the New York operations were eliminated from the Company’s continuing operations and are shown as a single line item in the Condensed Consolidated Statements of Operations. Of the total sales price of $73,000, the cash purchase price was to be used to repay a portion of the Senior Secured Term Loan Facility. Accordingly, the total amount of interest expense and amortization of debt discounts allocated to discontinued operations was $5,560 and $5,151 for the three months ended December 25, 2021 and December 26, 2020, respectively, and $10,407 and $9,391 for the six months ended December 25, 2021 and December 26, 2020.

On January 3, 2022, the Company announced its termination of the investment agreement. As of December 25, 2021, the operations within the state of New York remained classified as discontinued operations. See “Note 23 – Subsequent Events”.

Arizona

During the fiscal year ended June 26, 2021, the Company had a change in plan of sale for the remaining Arizona disposal group. As a result, the assets no longer meet the held for sale criteria and are required to be reclassified as held and used at the lower of adjusted carrying value or the fair value at the date of the subsequent decision not to sell. During the six months ended December 25, 2021, revenues, net income, net depreciation and amortization, in the amounts of $7,875, $1,656 and $411, respectively, is included in continuing operations in the Condensed Consolidated Statements of Operations. During the six months ended December 26, 2020, revenues, net loss, net depreciation and amortization, in the amounts of $3,341, $1,013 and $81, respectively, were reclassified to continuing operations and is included in the Condensed Consolidated Statements of Operations.

The operating results of the discontinued operations are summarized as follows:

	Three Months Ended		Six Months Ended
	December 25,	December 26,	December 25,	December 26,
	2021	2020	2021	2020
Revenue	$4,458	$2,926	$8,729	$5,043
Cost of Goods Sold	3,427	1,260	5,669	2,680

Gross Profit	1,031	1,666	3,060	2,363

Expenses:
General and Administrative	2,318	2,479	4,095	4,898
Sales and Marketing	6	6	13	12
Depreciation and Amortization	(65)	865	(49)	1,511
Other Income	-	-	(245)	-

Total Expenses	2,259	3,350	3,814	6,421

Loss from Operations	(1,228)	(1,684)	(754)	(4,058)

Other Expense:
Interest Expense	3,172	2,586	5,994	4,944
Amortization of Debt Discount and Loan Origination Fees	2,406	2,120	4,450	3,636

Total Other Expense	5,578	4,706	10,444	8,580

Loss from Discontinued Operations Before Provision for Income Taxes	(6,806)	(6,390)	(11,198)	(12,638)
Provision for Income Tax Benefit (Expense)	1,314	-	(741)	-

Net Loss from Discontinued Operations	$(5,492)	$(6,390)	$(11,939)	$(12,638)

The carrying amounts of assets and liabilities in the disposal group are summarized as follows:

	December 25,	June 26,
	2021	2021
Carrying Amounts of the Assets Included in Discontinued Operations:
Cash and Cash Equivalents	$1,328	$902
Restricted Cash	5	5
Accounts Receivable and Prepaid Expenses	193	234
Inventory	4,069	4,899
Property and Equipment, Net	12,712	12,683
Operating Lease Right-of-Use Assets	18,394	19,136
Intangible Assets, Net	10,583	10,583
Other Assets	457	457

TOTAL ASSETS OF THE DISPOSAL GROUP CLASSIFIED AS HELD FOR SALE	$47,741	$48,899

Carrying Amounts of the Liabilities Included in Discontinued Operations:
Accounts Payable and Accrued Liabilities	$2,251	$3,082
Income Taxes Payable	3,117	1,536
Other Current Liabilities	-	125
Current Portion of Operating Lease Liabilities	2,892	2,326
Current Portion of Finance Lease Liabilities	1	1
Operating Lease Liabilities, Net of Current Portion	19,431	20,272
Finance Lease Liabilities, Net of Current Portion	350	349
Deferred Tax Liabilities	5,842	5,458

TOTAL LIABILITIES OF THE DISPOSAL GROUP CLASSIFIED AS HELD FOR SALE	$33,884	$33,149

Medmen Enterprises Inc. [Member]
DISCONTINUED OPERATIONS

28. DISCONTINUED OPERATIONS

During the fiscal year ended June 27, 2020, the Company contemplated the divesture of non-core assets and management entered into a plan to sell its operations in the state of Arizona. As a result, the assets and liabilities allocable to the operations within the state of Arizona were classified as a discontinued operation. The assets associated with the Arizona components were measured at the lower of their carrying amount or FVLCTS. Revenue and expenses, gains or losses relating to the discontinuation of Arizona operations were eliminated from profit or loss from the Company’s continuing operations and are shown as a single line item in the Consolidated Statements of Operations.

During the fiscal year ended June 27, 2020, the Company began separate negotiations to sell its operations in the state of Arizona, including the related management entities. In October 2020, Kannaboost Technology Inc. and CSI Solutions LLC (collectively referred to as “Level Up”) was sold at auction for a total sales price of $25,150,000, of which the Company has not received the proceeds as of June 26, 2021. Refer to “Note 25 – Commitments and Contingencies” for further information. All outstanding membership interests in Level Up and all operational control and risk of loss was transferred to the purchaser on November 5, 2020. The Company recognized a loss upon sale of membership interests of $1,628,124 for the net carrying value of the assets as of the disposition date which was determined as the book value less direct costs to sell and is recognized as a component of loss on disposal of assets and other expense in the Consolidated Statements of Operations for Discontinued Operations during the year ended June 26, 2021. As of June 26, 2021, Level Up has been fully deconsolidated by the Company and the Company does not have any continuing involvement with the former subsidiary outside of the litigation disclosed in “Note 25 – Commitments and Contingencies”.

During the fiscal fourth quarter of 2021, the Company had a change in plan of sale for the remaining Arizona disposal group in response to changes in its regulatory environment as well as its financial condition which allowed capital to be raised and the disposal group assets to be retained. As a result, the assets no longer meet the held for sale criteria and are required to be reclassified as held and used at the lower of adjusted carrying value (carrying value of the assets prior to being classified as held for sale adjusted for any depreciation and/or amortization expense that would have been recognized had the assets been continuously classified as held and used) or the fair value at the date of the subsequent decision not to sell. During the years ended June 26, 2021 and June 27, 2020, revenues in the amount of $11,316,081 and $6,319,028, respectively, were reclassified to continuing operations and is included as a component of revenue in the Consolidated Statements of Operations. During the years ended June 26, 2021 and June 27, 2020, net loss in the amount of $12,350,388 and $21,572,840, respectively, were reclassified to continuing operations and is included as a component of net loss in the Consolidated Statements of Operations. The depreciation and amortization expense that would have been recognized had the assets been continuously classified as held and used was $1,158,886 and $370,790, for the year ended June 26, 2021 and June 27, 2020, respectively, and is included as a component of depreciation and amortization expenses in the Consolidated Statements of Operations.

On January 29, 2018, the Company acquired all membership interests and assets in Project Compassion NY, LLC (“Project Compassion”) as a part of the formation of MM Enterprises USA through a joint venture. Through Project Compassion, the Company has one cultivation and production facility in Utica, New York, and operates four dispensaries in the state of New York that are located in Buffalo, Lake Success, Salina and Manhattan (collectively, “MedMen NY, Inc.”). During the fiscal third quarter of 2021, the Company contemplated the divesture of non-core assets and management entered into a plan to sell MedMen NY, Inc. On February 25, 2021, the Company entered into a definitive investment agreement to sell a controlling interest in MedMen NY, Inc. equity of approximately 86.7% with the option to purchase the remaining equity of approximately 13.3% that the Company will retain in MedMen NY, Inc. following the sale for a total sales price of up to $73,000,000. In conjunction with the investment agreement, MedMen NY, Inc. will engage the services of the purchaser pursuant to a management agreement until regulatory approval has been obtained. The aggregate sales price consists of a cash purchase price of $35,000,000, subject to adjustments and a senior secured promissory note of $28,000,000 which shall be assigned to Hankey Capital in partial satisfaction of the outstanding debt, and within five business days after the first sale by MedMen NY, Inc. of adult-use cannabis products at one or more of its retail store locations, additional shares of MedMen NY, Inc. will be purchased for $10,000,000 in cash. The proceeds in cash will be used to repay a portion of the Hankey Capital notes payable due by the Company. Accordingly, the total amount of interest expense and amortization of debt discounts and loan origination fees related to the Senior Secured Term Loan Facility allocated to discontinued operations was $16,199,865 and $10,542,120 for the years ended June 26, 2021 and June 27, 2020. Refer to “Note 18 – Notes Payable” for discussion on the outstanding Facility. As of June 26, 2021, the initial closing of the investment has not occurred and is expected to close within the next twelve months.

Consequently, assets and liabilities allocable to the operations within the state of New York were classified as a discontinued operation. Revenue and expenses, gains or losses relating to the discontinuation of New York operations have been eliminated from profit or loss from the Company’s continuing operations and are shown as a single line item in the Consolidated Statements of Operations. The assets associated with the New York component have been measured at the lower of the carrying amount or FVLCTS. The Company will continue to operate the New York operations until the ultimate sale of the disposal group.

The operating results of the discontinued operations are summarized as follows:

	2021	2020

Revenue	$13,536,521	$17,441,970
Cost of Goods Sold	7,513,731	11,456,357

Gross Profit	6,022,790	5,985,613

Expenses:
General and Administrative	9,428,277	14,438,438
Sales and Marketing	24,472	55,182
Depreciation and Amortization	1,811,038	3,816,563
Impairment Expense	960,692	39,506,708
(Gain) Loss on Disposal of Assets and Other Expense (Income)	(11,885,805)	7,469,037

Total Expenses	338,674	65,285,928

Income (Loss) from Operations	5,684,116	(59,300,315)

Other Expense:
Interest Expense	10,377,218	6,183,834
Interest Income	(1,545)	-
Amortization of Debt Discount and Loan Origination Fees	5,895,011	4,362,226

Total Other Expense	16,270,684	10,546,060

Loss from Discontinued Operations Before Provision for Income Taxes	(10,586,568)	(69,846,375)
Provision for Income Tax Expense	(1,565,760)	(104,302)

Net Loss from Discontinued Operations	$(12,152,328)	$(69,950,677)

The carrying amounts of assets and liabilities in the disposal group are summarized as follows:

	2021	2020

Carrying Amounts of the Assets Included in Discontinued Operations:

Cash and Cash Equivalents	$901,886	$1,018,158
Restricted Cash	5,280	8,844
Accounts Receivable and Prepaid Expenses	233,860	106,808
Inventory	4,899,281	5,285,844
Other Current Assets	-	18,444

TOTAL CURRENT ASSETS (1)		6,438,098

Property and Equipment, Net	12,682,787	12,772,572
Operating Lease Right-of-Use Assets	19,136,500	21,218,027
Intangible Assets, Net	10,582,559	15,307,700
Goodwill	-	959,692
Other Assets	456,945	1,595,799

TOTAL NON-CURRENT ASSETS (1)		51,853,790

TOTAL ASSETS OF THE DISPOSAL GROUP CLASSIFIED AS HELD FOR SALE	$48,899,098	$58,291,888

Carrying Amounts of the Liabilities Included in Discontinued Operations:
Accounts Payable and Accrued Liabilities	$3,082,031	$4,463,431
Income Taxes Payable	1,535,627	-
Other Current Liabilities	124,663	11,860
Current Portion of Operating Lease Liabilities	2,326,002	1,629,282
Current Portion of Finance Lease Liabilities	825	-

TOTAL CURRENT LIABILITIES (1)		6,104,573

Operating Lease Liabilities, Net of Current Portion	349,244	20,359,826
Finance Lease Liabilities, Net of Current Portion	20,272,057	-
Deferred Tax Liabilities	5,457,753	13,338,464

TOTAL NON-CURRENT LIABILITIES (1)		33,698,290

TOTAL LIABILITIES OF THE DISPOSAL GROUP CLASSIFIED AS HELD FOR SALE	$33,148,202	$39,802,863

(1)	The assets and liabilities of the disposal group classified as held for sale are classified as current on the Consolidated Balance Sheets as of June 26, 2021 because it is probable that the sale will occur and proceeds will be collected within one year.